Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Liabilities:
Total liabilities		$ 8,795	$ 5,974
Assets:
Total assets	$ 59,811	15,490	49,821
Derivative Liability
Liabilities:
Total liabilities		8,795
Money Market Funds
Assets:
Total assets	7,706	6,522	35,195
Short-term Investments - Certificates of Deposit
Assets:
Total assets		8,628	14,139
Investment
Assets:
Total assets	325	340	487
Short-term Investments - Commercial Paper
Assets:
Total assets	22,198
Short-term Investments - Corporate Notes
Assets:
Total assets	10,084
Short-term investments - U.S. Government Bonds
Assets:
Total assets	19,498
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Total assets	8,031	15,490	49,821
Quoted Prices in Active Markets for Identical Assets (Level 1) | Money Market Funds
Assets:
Total assets	7,706	6,522	35,195
Quoted Prices in Active Markets for Identical Assets (Level 1) | Short-term Investments - Certificates of Deposit
Assets:
Total assets		8,628	14,139
Quoted Prices in Active Markets for Identical Assets (Level 1) | Investment
Assets:
Total assets	325	340	487
Significant Other Observable Inputs (Level 2)
Assets:
Total assets	51,780
Significant Other Observable Inputs (Level 2) | Short-term Investments - Commercial Paper
Assets:
Total assets	22,198
Significant Other Observable Inputs (Level 2) | Short-term Investments - Corporate Notes
Assets:
Total assets	10,084
Significant Other Observable Inputs (Level 2) | Short-term investments - U.S. Government Bonds
Assets:
Total assets	$ 19,498
Significant Unobservable Inputs (Level 3)
Liabilities:
Total liabilities		8,795	5,974
Significant Unobservable Inputs (Level 3) | Derivative Liability
Liabilities:
Total liabilities		$ 8,795
QuaDPharma
Liabilities:
Total liabilities			1,133
QuaDPharma | Significant Unobservable Inputs (Level 3)
Liabilities:
Total liabilities			1,133
Polymed
Liabilities:
Total liabilities			4,841
Polymed | Significant Unobservable Inputs (Level 3)
Liabilities:
Total liabilities			$ 4,841